CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Time charter, voyage and port terminal revenues	$ 180,044	$ 190,218	$ 211,701
Sales of products	32,572	30,118	39,347
Time charter, voyage and port terminal expenses	(33,617)	(32,139)	(33,564)
Direct vessel expenses	(62,554)	(69,130)	(74,746)
Cost of products sold	(30,717)	(27,450)	(36,811)
Depreciation of vessels, port terminals and other fixed assets	(23,322)	(23,105)	(24,146)
Amortization of intangible assets	(3,543)	(3,523)	(3,823)
Amortization of deferred drydock and special survey costs	(7,928)	(6,870)	(7,280)
General and administrative expenses	(16,665)	(14,294)	(14,008)
(Provision for) / recovery of losses on accounts receivable	(569)	(1,304)	52
Taxes other than income taxes	(9,018)	(9,740)	(11,976)
Interest expense and finance cost	(28,347)	(24,240)	(27,082)
Interest income	238	815	569
Gain on sale of assets	1,064	0	0
Foreign exchange differences, net	(726)	1,722	219
Other income, net	2,725	61	235
(Loss)/income before income taxes	(363)	11,139	18,687
Income tax benefit/(expense)	3,468	(982)	3,551
Net income	$ 3,105	$ 10,157	$ 22,238
Earnings per share, basic and diluted	$ 0.16	$ 0.51	$ 1.11
Weighted average number of shares, basic and diluted	20,000	20,000	20,000